Liquidity	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity	LiquidityManagement is required to assess if the Company will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of these consolidated financial statements. The Company has declared purchase options to acquire eight tankers for a total cost of $185.5 million during 2021, as part of the repurchase options under the sale-leaseback arrangements described in note 10. As a result of this, over the one-year period following the issuance of these consolidated financial statements, the Company expects it will need to obtain additional sources of financing, in addition to amounts generated from operations, to meet its minimum liquidity requirements under its financial covenants. The Company expects to obtain this liquidity through refinancing the eight repurchased vessels.
The Company is actively pursuing the refinancing described above, which it considers probable of completion based on the Company’s history of being able to refinance loan facilities and sale-leaseback transactions for similar types of vessels.
Based on the Company’s liquidity as at the date these consolidated financial statements were issued, and from the expected cash flows from the Company's operations over the following year and by incorporating the Company’s plans to raise additional liquidity that it considers probable, the Company estimates that it will have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.